Prospectus Supplement

John Hancock Funds II

Supplement dated January 1, 2019 to the current Prospectus (the “Prospectus”), as may be supplemented

Multimanager Lifestyle Portfolios (the “funds”):

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Conservative Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Moderate Portfolio

The following information supplements and supersedes any information to the contrary relating to the funds contained in the current Prospectus.

At its in-person meeting held on December 11-13, 2018, the Board of Trustees of John Hancock Funds II approved the termination of John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (NA)”) as a subadvisor of the funds, effective the close of business on or about December 31, 2018 (the “Effective Date”). John Hancock Asset Management a division of Manulife Asset Management (US) LLC will continue to operate as the subadvisor of the funds.

In connection with the termination of JHAM (NA) as subadvisor to the funds, the Prospectus is hereby amended as of the Effective Date to remove all references to JHAM (NA).

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated January 1, 2019 to the current Statement of Additional Information (the “SAI”), as may be supplemented

Multimanager Lifestyle Portfolios (the “funds”):

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Conservative Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Moderate Portfolio

The following information supplements and supersedes any information to the contrary relating to the funds contained in the current SAI.

At its in-person meeting held on December 11-13, 2018, the Board of Trustees of John Hancock Funds II approved the termination of John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (NA)”) as a subadvisor of the funds, effective the close of business on or about December 31, 2018 (the “Effective Date”). John Hancock Asset Management a division of Manulife Asset Management (US) LLC will continue to operate as the subadvisor of the funds.

In connection with the termination of JHAM (NA) as subadvisor to the funds, the SAI is hereby amended as of the Effective Date to remove all references to JHAM (NA).

You should read this Supplement in conjunction with the SAI and retain it for future reference.